Other operating income (Tables)	6 Months Ended
Jun. 30, 2024
Other operating income
Summary of analysis of the group's other operating income

		6 months ended
	6 months ended	June 30,
	June 30,	2023
	2024	(as restated)
	£ 000	£ 000
Rolls-Royce settlement	27,910	—
Government grants	4,113	1,874
R&D tax relief	740	987
	32,763	2,861